Related Parties Disclosure	6 Months Ended
Jun. 30, 2026
Related Parties Disclosure [Abstract]
Related parties disclosure

Note 41. Related parties disclosure

Subsidiaries

As of June 30, 2026, the condensed consolidated financial statements of the Group include the entities listed in the following table:

Group Company Name	Country of incorporation	Year of incorporation	Share Capital	% ownership as of June 30, 2026	% ownership as of December 31, 2025	Nature of business
SEALSQ France SAS	France	2010	EUR 1,473,162	100%	100%	Chip manufacturing, sales & distribution
SEALSQ Japan KK	Japan	2017	JPY 1,000,000	100%	100%	Sales & distribution
SEALSQ France Taiwan Branch	Taiwan	2017	TWD 100,000	100%	100%	Sales & distribution
SEALSQ USA Ltd	U.S.A.	2024	Nil	100%	100%	Sales & distribution
IC’Alps SAS	France	2018	EUR 1,100,000	100%	100%	Custom ASIC design services
Miraex SA	Switzerland	2019	CHF 904,536	100%	-	Photonic integrated circuit (PIC) platform
Wecan Group SA	Switzerland	2017	CHF 304,911	55.52%	31.87%	Blockchain solutions for data quality and compliance in the financial sector

Unconsolidated affiliates

As per the table below, as of June 30, 2026, the Group holds two equity investments in an unconsolidated affiliate over which it exercises significant influence, but which are not consolidated because the Group does not control the entities. As detailed in Notes 21 and 22, these investments are accounted for under the equity method of accounting in accordance with ASC 323.

Company Name	% ownership as of June 30, 2026	% ownership as of December 31, 2025	Nature of relationship
Quantix Edge Security S.L.	5.00%	5.00%	Equity method investment
WISeSat.Space Corp	8.08%	8.08%	Equity method investment

Related party transactions and balances

		Receivables as of		Payables as of		Net expenses to		Net income from
		June 30,	December 31,	June 30,	December 31,	in the six months ended June 30,		in the six months ended June 30,
	Related Parties (in USD’000)	2026 (unaudited)	2025	2026 (unaudited)	2025	2026 (unaudited)	2025 (unaudited)	2026 (unaudited)	2025 (unaudited)
1	Carlos Moreira	-	-	-	614	-	-	-	-
2	John O’Hara	-	-	5	4	-	-	-	-
3	Ruma Bose	-	-	-	-	47	125	-	-
4	Cristina Dolan	-	-	-	-	47	136	-	-
5	David Fergusson	-	-	-	14	47	108	-	-
6	Eric Pellaton	-	-	-	-	47	124	-	-
7	Peter Ward	-	-	-	-	-	1,472	-	-
8	Danil Kerimi		-		-	-	27	-	-
9	Hossein Rahnama	-	-	-	-	-	12	-	-
10	Antoine Kohler	-	-	5	-	5	-	-	-
11	WISeKey International Holding AG	14,063	8,107	1,232	1,563	1,136	500	1,326	1,662
12	WISeKey SA	132	81	256	270	191	495	-	-
13	WISeSat. Space AG	4	-	-	-	-	-	-	-
14	WISeCoin AG	-	-	340	347	4	10	-	-
15	Wecan Group SA	-	-	-	-	-	-	63	-
16	SEALCOIN AG	557	468	-	-	-	-	106	80
17	Quantix Edge Security SL	752	-	-	-	-	-	753	-
18	Quobly SAS	1,164	-	-	-	-	-	-	-
19	Related parties of Carlos Moreira	-	-	139	-	401	-	-	-
	Total	16,672	8,656	1,977	2,812	1,925	3,009	2,248	1,742

1.	Carlos Moreira is a member of the Board and the CEO of SEALSQ Corp.

2.	John O’Hara is a member of the Board and the CFO of SEALSQ Corp. A short-term payable to John O’Hara in an amount of USD 4,680 was outstanding as of June 30, 2026, in relation to a tax refund.

3.	Ruma Bose is a member of the board of directors of SEALSQ Corp. The expenses recorded in the income statement in the six months ended June 30, 2026, relate to her Board fee.
4.	Cristina Dolan is a member of the board of directors of SEALSQ Corp. The expenses recorded in the income statement in the six months ended June 30, 2026, relate to her Board fee.

5.	David Fergusson is a member of the board of directors of SEALSQ Corp. The expenses recorded in the income statement in the six months ended June 30, 2026, relate to his Board fee.

6.	Eric Pellaton is a member of the board of directors of SEALSQ Corp. The expenses recorded in the income statement in the six months ended relate to his Board fee.

7.	Peter Ward is a member of the board of directors of SEALSQ Corp and was the CFO of the Group until January 2024.

8.	Danil Kerimi is a former member of the board of directors of SEALSQ Corp.

9.	Hossein Rahnama is a member of the board of directors of SEALSQ Corp.

10.	Antoine Kohler is a member of the board of directors of Wecan Group SA, subsidiary of the SEALSQ Group. The expenses recorded in the income statement in the six months ended, and the payable balance as of June 30, 2026, relate to his Board fee.

11.	WISeKey International Holding AG has a controlling interest in the SEALSQ Group. WISeKey and its affiliates provide financing and management services, including, but not limited to, sales and marketing, accounting, taxation, business and strategy consulting, marketing, risk management and information technology. These services are centrally recharged by WISeKey International Holding AG. The expenses in relation to WISeKey International Holding AG recorded in the income statement in the six months to June 30, 2026, and the payable balance as of June 30, 2026, relate to interest and the recharge of management services.

SEALSQ provides financing and management services, including, but not limited to, sales and marketing, accounting, finance, legal, taxation, business and strategy consulting, public relations, marketing, risk management and information technology and general management. The income in relation to WISeKey International Holding AG recorded in the income statement in the six months to June 30, 2026, relates to the recharge of management services and the receivable balance as of June 30, 2026, relates to the transfer of the pension liability for employees transferred from WISeKey to SEALSQ, the recharge of management services and advances.

12.	WISeKey SA is part of the group headed by WISeKey International Holding AG (the “WISeKey Group”) and employs supporting staff who work for the SEALSQ Group. The expenses in relation to WISeKey SA recorded in the income statement in the six months to June 30, 2026, and the payable balance as of June 30, 2026, relates to the recharge of employee costs and management services. The payable balance as of June 30, 2026, relates to the transfer of the pension liability for employees transferred from WISeKey SA to SEALSQ, the recharge of management services.

13.	WISeSat.Space AG is part of the WISeKey Group. The receivable balance in relation to WISeSat.Space AG as of June 30, 2026, relate to the transfer of electronic equipment.

14.	WISeCoin AG is part of the WISeKey Group. The expenses in relation to WISeCoin AG recorded in the income statement in the six months ended June 30, 2026, and the payable balance as of, June 30, 2026, relates to the outstanding loan and accrued interest.

15.	Wecan Group SA became a consolidated subsidiary of SEALSQ Corp on June 1, 2026. The income recognized during the five months ended May 31, 2026 relates to services provided to SEALSQ under the token services agreement dated June 28, 2025, which was satisfied on May 31, 2026.

16.	SEALCOIN AG is part of the WISeKey Group. The income in relation to SEALCOIN AG recorded in the income statement in the six months ended, and the receivable balance as of June 30, 2026, relates to services provided by SEALSQ.

17.	Quantix Edge Security S.L. is an equity method investee of the SEALSQ Group. The income recognized during the six months ended June 30, 2026, and the receivable balance as of June 30, 2026, relate to services provided by SEALSQ to Quantix under a statement of work.

18.	Quobly is an unconsolidated related party affiliate of the SEALSQ Group. The receivable balance as of June 30, 2026, relates to a EUR 1.0 million contractual prepayment due under the Joint Cooperation Agreement for future services. The corresponding credit amount was recorded as a contract liability and will be recognized as revenue as the related services are provided under applicable statements of work. See Note 23 for details.

19.	Three immediate family members of Carlos Moreira were employed by SEALSQ Corp in 2026. In line with ASC 850-10-50-5, transactions involving related parties cannot be presumed to be carried out on an arm’s length basis. The aggregate employment remuneration of these three immediate family members amounted to CHF 315,049 (USD 400,780) recorded in the income statement in the six months ended June 30, 2026. As of June 30, 2026, the payable balance due to these related parties was CHF 112,582 (USD 139,051) mostly related to a bonus accrual.